Income Tax Benefit - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax:
Current income tax on profits for the period	$ 90,066	$ 40,184	$ 4,457
Income tax on unappropriated retained earnings	14,030	9,283
Prior year income tax underestimation		276,516
Total current income tax	104,096	325,983	4,457
Deferred income tax:
Relating to origination and reversal of temporary differences	(5,142,960)	(633,229)	(595,539)
Income tax benefit	$ (5,038,864)	$ (307,246)	$ (591,082)